DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS AND OTHER TEMPORARY DIFFERENCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Tax losses that can be carried forward (Note a)	¥ 105,812	¥ 82,918
Deductible temporary differences	12,452	12,452
Total tax loss carry-forwards and deductible temporary differences	¥ 118,264	¥ 95,370